Transactions and Balances with Related Parties (Details) - Schedule of Current Liabilities - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Transactions and Balances with Related Parties (Details) - Schedule of Current Liabilities [Line Items]
Compensation to key management personnel	[1]	$ 600	$ 681
Current liabilities to related parties of Jeffs’ Brands			216
Current liabilities, total		604	909
Loans from related parties of Viewbix Ltd. (note 3E)		121	187
Derivative warrant liability to related parties of Viewbix Inc. (note 3E)		7
Short-term convertible loans from related parties of Viewbix Inc. (note 3E)		44
Embedded derivative to related parties of Viewbix Inc. (note 3E)		134
Gix internet [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Current Liabilities [Line Items]
Other accrued expenses to related parties		4	6
Eventer [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Current Liabilities [Line Items]
Other accrued expenses to related parties			$ 6

[1]	As of June 30, 2024, these balances include compensation to key management personnel of the Company, Eventer, Gix Internet and Fuel Doctor.